Share-based Compensation - Schedule of equity-settled and cash-settled share-based payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 13,506	$ 13,150
Total cash-settled compensation	890	127
Stock option share-based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	13,506	12,863
RSU compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	0	287
Total cash-settled compensation	(189)	127
DSU compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total cash-settled compensation	$ 1,079	$ 0